Annual Operating Expenses {- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Investor PRO-16 - Balanced Portfolio - VIP Balanced Portfolio-Investor VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.54%